Accrued Expenses and Other Liabilities (Details) - Schedule of Accrued Expenses and Other Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Wages payable	$ 691,391	$ 881,827
Other payable to venders	307,459	307,174
Sales refund provision	322,629	365,778
Accrued expenses and other liabilities	$ 1,321,479	$ 1,554,779